BASIS OF PRESENTATION OF THE CONSOLIDATED CARVE-OUT FINANCIAL STATEMENTS (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2023	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Share-based payment	€ 35,800	€ 35,800
Non-cash expense	35,800	35,800
Equity		24,500	€ 68,100
Working capital		25,500	73,000
Cash flows from operations		46,300	68,000		€ 16,300
A) EQUITY	24,220	24,547	68,154	[1],[2]	(39,925)	[2]	€ 21,286	€ (31,333)
Cash and cash equivalents	€ 40,307	53,808	94,908		€ 10,901		€ 41,278	€ 8,018
Restricted cash		4,800	€ 3,500
SEJO [Member]
IfrsStatementLineItems [Line Items]
Total outstanding invoices		744
One-time pre-tax charge		744
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Annual fee		25
Top of range [member]
IfrsStatementLineItems [Line Items]
Annual fee		€ 35

[1]	The historical combined carve-out financial statement for the year ended December 31, 2020 was presented based on the former structure of the Codere Online Business prior to the consummation of the Business Combination, where Servicios de Juego Online, S.A.U. (“SEJO”) was the holding company until the date of the Business Combination with €60 thousand of issued capital. On November 29, 2021, the Business Combination was completed, and SEJO was contributed to Codere Online Luxembourg, S.A. which became the new Parent Company of the Codere Online Business. Consequently, as of December 31, 2021, the €45,122 thousand of issued capital all corresponds to Codere Online Luxembourg, S.A. and the €60 thousand of issued capital of SEJO has been reclassified to other reserves. The Net Parent Investment balance included the balances that were recorded in the historical Combined Carve-out Financial Statements and the transfer of the balance from Net Parent Investment to other reserves occurred as a result of the Business Combination. Additionally, as explained in Note 9, Codere Online capitalized the majority of its outstanding indebtedness with Codere Group. This was initially recorded under the Net Parent Investment heading and as a result of the Business Combination, has been reclassified to other reserves
[2]	The historical combined carve-out financial statement for the year ended December 31, 2020 was presented based on the former structure of the Codere Online Business prior to the consummation of the Business Combination, where Servicios de Juego Online, S.A.U. (“SEJO”) was the holding company until the date of the Business Combination with €60 thousand of issued capital. On November 29, 2021, the Business Combination was completed, and SEJO was contributed to Codere Online Luxembourg, S.A. which became the new Parent Company of the Codere Online Business. Consequently, as of December 31, 2021, the €45,122 thousand of issued capital all corresponds to Codere Online Luxembourg, S.A. and the €60 thousand of issued capital of SEJO has been reclassified to other reserves. The Net Parent Investment balance included the balances that were recorded in the historical combined carve-out financial statements and the transfer of the balance from Net Parent Investment to other reserves occurred as a result of the Business Combination. Additionally, as explained in Note 9, Codere Online capitalized the majority of its outstanding indebtedness with Codere Group. This was initially recorded under the Net Parent Investment heading and as a result of the Business Combination, has been reclassified to other reserves